Award Timing Disclosure	12 Months Ended
Sep. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Annual equity awards granted to our named executive officers have recently been granted at our regularly scheduled HR Committee meeting in May. Starting in fiscal 2025, these annual equity awards will be granted at our regularly scheduled HR Committee meeting in February. The HR Committee did not take material nonpublic information into account when determining the timing and terms of equity awards granted in fiscal 2025, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During fiscal 2025, the Company did not grant any stock options.

Award Timing Method	Annual equity awards granted to our named executive officers have recently been granted at our regularly scheduled HR Committee meeting in May.
Award Timing Predetermined	true
Award Timing, How MNPI Considered	The HR Committee did not take material nonpublic information into account when determining the timing and terms of equity awards granted in fiscal 2025, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false